Consolidated Statements of Changes In Shareholders’ Equity - USD ($)		Ordinary Shares		Additional paid-in capital	Statutory reserve	Retained earnings	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2021		$ 1,000	[1]	$ 609,601	$ 370,683	$ 9,808,620	$ 698,692	$ 11,488,596
Balance (in Shares) at Dec. 31, 2021	[1]	10,000,000
Net income (loss)						2,932,363		2,932,363
Foreign currency translation adjustment							(946,266)	(946,266)
Balance at Dec. 31, 2022	[1]	$ 1,000		609,601	370,683	12,740,983	(247,574)	13,474,693
Balance (in Shares) at Dec. 31, 2022	[1]	10,000,000
Net income (loss)						864,722		864,722
Foreign currency translation adjustment							(659,161)	(659,161)
Balance at Dec. 31, 2023		$ 1,224	[1]	8,036,676	370,683	13,605,705	(906,735)	$ 21,107,553
Balance (in Shares) at Dec. 31, 2023		12,238,750	[1]					12,238,750
Initial public offering - March 31, 2023		$ 206	[1]	8,249,794				$ 8,250,000
Initial public offering - March 31, 2023 (in Shares)	[1]	2,062,500
Initial public offering costs				(1,967,388)				(1,967,388)
Underwriter’s option exercised - May 2, 2023		$ 31	[1]	1,237,469				1,237,500
Underwriter’s option exercised - May 2, 2023 (in Shares)	[1]	309,375
Exercise costs				(92,813)				(92,813)
Surrender of shares - November 23, 2023		$ (13)	[1]	13
Surrender of shares - November 23, 2023 (in Shares)	[1]	(133,125)
Share-based compensation		$ 120		1,967,880				1,968,000
Share-based compensation (in Shares)	[1]	1,200,000
Private placement, December 5, 2024		$ 6,000		32,994,000				33,000,000
Private placement, December 5, 2024 (in Shares)	[1]	60,000,000
Net income (loss)						(1,881,635)		(1,881,635)
Foreign currency translation adjustment							(700,623)	(700,623)
Balance at Dec. 31, 2024		$ 7,344		$ 42,998,556	$ 370,683	$ 11,724,070	$ (1,607,358)	$ 53,493,295
Balance (in Shares) at Dec. 31, 2024		73,438,750	[1]					73,438,750

[1]	The share amounts in 2022 were presented on a retroactive basis.